Intangible (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets
Intangible	R$ 1,009,314	R$ 849,634
Cost
Disclosure of detailed information about intangible assets
Intangible	1,403,194	1,169,330
Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(393,880)	(319,696)
Software | Acquired
Disclosure of detailed information about intangible assets
Intangible	47,187	31,513
Software | Acquired | Cost
Disclosure of detailed information about intangible assets
Intangible	95,280	66,883
Software | Acquired | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(48,093)	(35,370)
Software not available for use | Internally generated
Disclosure of detailed information about intangible assets
Intangible	22,729	15,633
Software not available for use | Internally generated | Cost
Disclosure of detailed information about intangible assets
Intangible	22,729	15,633
Software available for use | Internally generated
Disclosure of detailed information about intangible assets
Intangible	38,989	36,174
Software available for use | Internally generated | Cost
Disclosure of detailed information about intangible assets
Intangible	188,854	157,837
Software available for use | Internally generated | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(149,865)	(121,663)
Software development - capitalized interest
Disclosure of detailed information about intangible assets
Intangible	12,455	4,058
Software development - capitalized interest | Cost
Disclosure of detailed information about intangible assets
Intangible	20,569	8,786
Software development - capitalized interest | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(8,114)	(4,728)
Brands acquired
Disclosure of detailed information about intangible assets
Intangible	41,162	42,112
Brands acquired | Cost
Disclosure of detailed information about intangible assets
Intangible	46,199	46,188
Brands acquired | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(5,037)	(4,076)
Technology- acquisitions
Disclosure of detailed information about intangible assets
Intangible	39,471	38,973
Technology- acquisitions | Cost
Disclosure of detailed information about intangible assets
Intangible	143,735	129,377
Technology- acquisitions | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(104,264)	(90,404)
Client portfolio - acquisitions
Disclosure of detailed information about intangible assets
Intangible	79,761	73,722
Client portfolio - acquisitions | Cost
Disclosure of detailed information about intangible assets
Intangible	158,268	137,177
Client portfolio - acquisitions | Accumulated depreciation/amortization
Disclosure of detailed information about intangible assets
Intangible	(78,507)	(63,455)
Goodwill
Disclosure of detailed information about intangible assets
Intangible	727,558	607,446
Goodwill | Cost
Disclosure of detailed information about intangible assets
Intangible	727,558	607,446
Other
Disclosure of detailed information about intangible assets
Intangible	2	3
Other | Cost
Disclosure of detailed information about intangible assets
Intangible	R$ 2	R$ 3